SEGMENT DISCLOSURE (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment disclosure
Total assets	$ 1,834,477	$ 1,870,712
Capital expenditures	23,506	25,470	52,175
Office properties
Segment disclosure
Capital expenditures	20,523	23,154	49,228
Hotel properties
Segment disclosure
Capital expenditures	1,001	598	1,774
Multifamily properties
Segment disclosure
Capital expenditures	1,982	1,718	1,173
Reportable segments | Office properties
Segment disclosure
Total assets	1,481,757	1,505,046
Reportable segments | Hotel properties
Segment disclosure
Total assets	174,263	178,356
Reportable segments | Multifamily properties
Segment disclosure
Total assets	173,985	175,361
Nonsegment assets
Segment disclosure
Total assets	$ 4,472	$ 11,949